Expense Example	Apr. 10, 2026 USD ($)
ANFIELD ENHANCED MARKET STRATEGY ETF | ANFIELD ENHANCED MARKET STRATEGY ETF SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
ANFIELD UNIVERSAL FIXED INCOME ETF | ANFIELD UNIVERSAL FIXED INCOME ETF SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
ANFIELD DYNAMIC FIXED INCOME ETF | ANFIELD DYNAMIC FIXED INCOME ETF SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
ANFIELD U.S. EQUITY SECTOR ROTATION ETF | ANFIELD U.S. EQUITY SECTOR ROTATION ETF SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
REGENTS PARK HEDGED MARKET STRATEGY ETF | REGENTS PARK HEDGED MARKET STRATEGY ETF SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	$ 930